CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 223,095	$ 148,884	$ 93,337
Business tax	(4,106)	(2,305)	(1,881)
Net revenues	218,989	146,579	91,456
Cost of revenues	142,427	92,718	58,759
Gross profit	76,562	53,861	32,697
Operating expenses
General and administrative	40,603	30,509	18,981
Selling and marketing	16,924	9,310	5,968
Change in fair value of contingent consideration	1,824	1,194
Total operating expenses	59,351	41,013	24,949
Income from operations	17,211	12,848	7,748
Other income (expenses)
Interest expense	(102)	(44)	(57)
Interest income	2,979	1,202	567
Change in fair value of foreign currency forward contract	28	(15)	166
Total other income (expenses)	2,905	1,143	676
Income before income tax expense	20,116	13,991	8,424
Income tax expense	(1,718)	(1,934)	(1,061)
Net income	18,398	12,057	7,363
Net income attributable to non-controlling interest	(497)
Net income attributable to HiSoft Technology International Limited	17,901	12,057	7,363
Net income attributable to Series A, A-1, B and C convertible redeemable preferred shares		(3,942)	(5,690)
Net income attributable to holders of common shares of HiSoft Technology International Limited	$ 17,901	$ 8,115	$ 1,673
Net income per share attributable to HiSoft Technology International Limited shareholders
Basic (in dollars per share)	$ 0.03	$ 0.03	$ 0.02
Diluted (in dollars per share)	$ 0.03	$ 0.02	$ 0.02
Weighted average shares used in calculating net income per share
Basic (in shares)	566,247,106	315,964,432	86,148,324
Diluted (in shares)	599,162,936	507,037,891	388,372,705